STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY - Obligation to issue shares (Details) - USD ($)	1 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	May 29, 2025	Mar. 10, 2025
STOCKHOLDERS' EQUITY (DEFICIT) AND MEZZANINE EQUITY
Obligation to issue shares			$ 167,750
Issuance of shares to consultants (in shares)	300,000	200,000	300,000
Deemed fair value	$ 0.61	$ 0.61		$ 0.61
Requisite service period			1 year
Maximum number of shares available for grant					15,137,213